Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 3,290	£ 3,828
Deferred tax liability	(23)	(51)
Net deferred tax	3,267	3,777
Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,037	1,454
US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,015	1,087
UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	818	861
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 420	£ 426